Long-Term Debt - Additional Information - Other (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 SecurityLoan	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate	3.20%	3.00%
Unrealized foreign exchange gain (loss)	$ 13,431,000	$ (13,304,000)	$ (12,898,000)
Long-term Debt	6,736,498,000	6,109,470,000
Number of loan agreement	6
Minimum level of free cash be maintained as per loan agreements	100,000,000	100,000,000
Amount of free liquidity and undrawn revolving credit line	368,100,000	344,900,000
Amount reduced under revolving credit facility in first year	654,100,000
Amount reduced under revolving credit facility in second year	797,100,000
Amount reduced under revolving credit facility in third year	1,100,000,000
Amount reduced under revolving credit facility in fourth year	1,600,000,000
Amount reduced under revolving credit facility in fifth year	744,600,000
Amount reduced under revolving credit facility thereafter	1,800,000,000
Minimum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio	137.40%
Vessel market value to loan minimum required ratio	105.00%
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving credit lines maturity period	6 months
Maximum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio	675.60%
Vessel market value to loan minimum required ratio	130.00%
Free liquidity and undrawn revolving credit line as percentage of debt	7.50%
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 13,282,000